Investments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available for Sale Securities
Amortized cost	$ 73,379	$ 78,786
Gross unrealized gains	4,404	3,257
Gross unrealized losses	(1,670)	(2,431)
Fair value	76,113	79,612
U.S. government and agencies
Schedule of Available for Sale Securities
Amortized cost	5,966	8,320
Gross unrealized gains	349	327
Gross unrealized losses		(51)
Fair value	6,315	8,596
Municipal
Schedule of Available for Sale Securities
Amortized cost	13,634	16,201
Gross unrealized gains	863	379
Gross unrealized losses	(256)	(646)
Fair value	14,241	15,934
Corporate
Schedule of Available for Sale Securities
Amortized cost	41,217	36,260
Gross unrealized gains	2,743	1,816
Gross unrealized losses	(379)	(421)
Fair value	43,581	37,655
Foreign government
Schedule of Available for Sale Securities
Amortized cost	1,866	2,821
Gross unrealized gains	216	347
Gross unrealized losses	(1)	(10)
Fair value	2,081	3,158
Residential mortgage-backed securities ("RMBS")
Schedule of Available for Sale Securities
Amortized cost	4,532	8,509
Gross unrealized gains	110	216
Gross unrealized losses	(521)	(732)
Fair value	4,121	7,993
Commercial mortgage-backed securities ("CMBS")
Schedule of Available for Sale Securities
Amortized cost	1,962	2,213
Gross unrealized gains	48	58
Gross unrealized losses	(226)	(277)
Fair value	1,784	1,994
Asset-backed securities ("ABS")
Schedule of Available for Sale Securities
Amortized cost	4,180	4,425
Gross unrealized gains	73	113
Gross unrealized losses	(287)	(294)
Fair value	3,966	4,244
Redeemable preferred stock
Schedule of Available for Sale Securities
Amortized cost	22	37
Gross unrealized gains	2	1
Fair value	$ 24	$ 38